Interest and Inflation Income (Tables)	12 Months Ended
Dec. 31, 2025
Interest and Inflation Income [Abstract]
Schedule of Income from Interest	For the years ended December 31, 2025, 2024 and 2023 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2025			2024			2023
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets at amortised cost
Resale agreements	12,391	-	12,391	4,492	-	4,492	70	-	70
Debt financial instruments	214,523	60,720	275,243	229,678	74,405	304,083	120,363	78,200	198,563
Interbank loans	480	-	480	909	-	909	579	-	579
Commercial loans	1,186,400	202,937	1,389,337	1,253,980	268,740	1,522,720	1,287,677	291,578	1,579,255
Mortgage loans	593,648	578,780	1,172,428	600,978	742,184	1,343,162	527,305	759,963	1,287,268
Consumer loans	832,724	138	832,862	837,173	185	837,358	786,879	240	787,119
Other interest income	107,887	2,997	110,884	142,804	4,872	147,676	182,025	4,739	186,764
Subtotal	2,948,053	845,572	3,793,625	3,070,014	1,090,386	4,160,400	2,904,898	1,134,720	4,039,618
Financial asset at fair value through other comprehensive income
Debt financial instruments	124,034	18,152	142,186	143,059	14,212	157,271	413,690	14,851	428,541
Other financial instruments	10,064	3,025	13,089	4,129	686	4,815	7,200	542	7,742
Subtotal	134,098	21,177	155,275	147,188	14,898	162,086	420,890	15,393	436,283
Hedging accounting	324,003	(477,294)	(153,291)	403,381	(631,050)	(227,669)	546,785	(618,695)	(71,910)
TOTAL	3,406,154	389,455	3,795,609	3,620,583	474,234	4,094,817	3,872,573	531,418	4,403,991

Schedule of Bank’s Expenses Classified as Interest Expense	For the years ended December 31, 2025, 2024 and 2023, the Bank’s expenses classified as interest expense are as follows:

	For the years ended December 31,
	2025			2024			2023
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial liabilities at amortised cost
Demand deposits	(10,804)	(3,540)	(14,344)	(13,001)	(4,125)	(17,126)	(12,228)	(4,364)	(16,592)
Time deposits and liabilities	(754,027)	(21,916)	(775,943)	(932,793)	(39,818)	(972,611)	(1,221,707)	(59,873)	(1,281,580)
Repurchase agreements	(102,294)	-	(102,294)	(46,954)	-	(46,954)	(47,267)	-	(47,267)
Interbank loans	(210,127)	-	(210,127)	(264,093)	(59)	(264,152)	(235,583)	-	(235,583)
Issued debt instruments	(256,201)	(133,021)	(389,222)	(262,769)	(176,071)	(438,840)	(231,211)	(185,870)	(417,081)
Other financial liabilities	(61,424)	(5,956)	(67,380)	(71,207)	(12,295)	(83,502)	(51,349)	(18,731)	(70,080)
Subtotal	(1,394,877)	(164,433)	(1,559,310)	(1,590,817)	(232,368)	(1,823,185)	(1,799,345)	(268,838)	(2,068,183)
Lease contracts	(10,041)	-	(10,041)	(7,617)		(7,617)	(3,601)		(3,601)
Regulatory capital financial instruments	(71,212)	(55,118)	(126,330)	(69,419)	(68,404)	(137,823)	(64,937)	(70,550)	(135,487)
Others equity instruments	(30,013)	-	(30,013)	(31,517)		(31,517)	(28,389)		(28,389)
Hedging accounting	(183,155)	99,923	(83,232)	(447,989)	140,100	(307,889)	(1,262,206)	186,924	(1,075,282)
TOTAL	(1,689,298)	(119,628)	(1,808,926)	(2,147,359)	(160,672)	(2,308,031)	(3,158,478)	(152,464)	(3,310,942)